SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sanovas Ophthalmology LLC [Member]
Number of issuance of shares due to retirement	390,358	358,126